Consolidated Balance Sheets In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Current assets:
Cash and cash equivalents	$ 24,218	152,597	182,300
Restricted cash	322	2,025	7,148
Notes receivable	19,114	120,438	35,627
Accounts receivable, net	110,382	695,508	501,062
Inventories, net	36,675	231,087	195,578
Prepaid expenses	13,251	83,496	191,657
Land use right	367	2,311	2,102
Deferred tax assets	1,010	6,361	5,466
Other receivables	3,878	24,432	29,494
Total current assets	209,217	1,318,255	1,150,434
Property, plant and equipment, net	37,102	233,777	212,839
Construction-in-progress	2,406	15,162	12,327
Land use right	15,156	95,497	40,114
Goodwill	13,371	84,245	84,245
Other assets	76	481	459
Deferred tax assets	34	215	215
Total assets	277,362	1,747,632	1,500,633
Current liabilities:
Short-term bank loans	21,426	135,000	80,311
Accounts payable	22,833	143,867	87,875
Notes Payable	13,611	85,763	179,550
Income tax	2,335	14,714	10,990
Value added tax	1,624	10,233	11,472
Advances from customers	12,642	79,655	35,227
Commission payable	5,210	32,827	41,793
Accrued employee benefits	3,043	19,175	13,583
Government grants	1,777	11,194
Other liabilities	10,418	65,651	20,080
Total current liabilities	94,919	598,079	480,881
Long term liability:
Government grants			6,195
Long Term bank loans	1,550	9,764	10,263
Shareholders' equity:
Convertible preferred stock, US$0.0045 par value: Authorized shares - 2,000,000 Issued and outstanding shares - none in 2011 and 2010
Common stock, US$0.0045 par value: Authorized shares - 40,000,000 Issued and outstanding shares -16,395,456 in 2011 and 16,395,456 in 2010	74	605	605
Common stock-warrants	854	6,232	6,232
Additional paid-in capital	36,114	284,936	282,538
Reserves	12,023	85,321	69,107
Retained earnings	111,915	770,156	646,858
Accumulated other comprehensive income	20,392	(3,044)	2,371
Stockholders' Equity before Treasury Stock	181,372	1,144,206	1,007,711
Less: Treasury shares at cost, Common stock -227,306 in 2011 and 2010	(479)	(4,417)	(4,417)
Total shareholders' equity	180,893	1,139,789	1,003,294
Total liabilities and shareholders' equity	$ 277,362	1,747,632	1,500,633